Income tax provision - Summary of specification of deferred tax (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Basis for calculation of deferred tax asset	$ 257,766	$ 255,237	$ 228,636
Calculated net deferred tax expense (benefit), local tax rates 5-22%	56,592	55,953	51,251
Unrecognized deferred tax asset	56,592	55,953	51,251
Temporary differences [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Employer's tax on share-based compensation	(24)	(371)	(216)
Fixed Assets differences	987	1,154	675
Inventory differences	(131)	(5)	(213)
Accruals differences	(993)	(1,152)	(1,144)
Unused tax credits [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Research and development tax credits	(1,404)	(1,563)	(1,787)
Unused tax losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses carried forward	$ (256,201)	$ (253,300)	$ (225,951)